Parent Company Information	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Information
 Parent Company Information
The following tables present the Parent Company-only financial information. This financial information is presented in accordance with bank regulatory reporting requirements and, accordingly, the information for 2012 has not been restated for the 2013 merger of Merrill Lynch & Co., Inc. into Bank of America Corporation.

Condensed Statement of Income

(Dollars in millions)	2014	2013	2012
Income
Dividends from subsidiaries:
Bank holding companies and related subsidiaries	$12,400	$8,532	$16,213
Nonbank companies and related subsidiaries	149	357	542
Interest from subsidiaries	1,836	2,087	627
Other income (loss)	72	233	(304)
Total income	14,457	11,209	17,078
Expense
Interest on borrowed funds	7,213	8,109	6,147
Noninterest expense	4,471	10,938	10,872
Total expense	11,684	19,047	17,019
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	2,773	(7,838)	59
Income tax benefit	(4,079)	(7,227)	(5,883)
Income (loss) before equity in undistributed earnings of subsidiaries	6,852	(611)	5,942
Equity in undistributed earnings (losses) of subsidiaries:
Bank holding companies and related subsidiaries	3,613	14,150	1,072
Nonbank companies and related subsidiaries	(5,632)	(2,108)	(2,826)
Total equity in undistributed earnings (losses) of subsidiaries	(2,019)	12,042	(1,754)
Net income	$4,833	$11,431	$4,188
Net income applicable to common shareholders	$3,789	$10,082	$2,760

Condensed Balance Sheet

	December 31
(Dollars in millions)	2014	2013
Assets
Cash held at bank subsidiaries (1)	$100,304	$98,679
Securities	932	747
Receivables from subsidiaries:
Bank holding companies and related subsidiaries	23,356	23,558
Banks and related subsidiaries	2,395	1,682
Nonbank companies and related subsidiaries	52,251	46,577
Investments in subsidiaries:
Bank holding companies and related subsidiaries	270,441	268,234
Nonbank companies and related subsidiaries	2,139	1,818
Other assets	14,599	19,073
Total assets	$466,417	$460,368
Liabilities and shareholders’ equity
Short-term borrowings	$46	$181
Accrued expenses and other liabilities	16,872	15,428
Payables to subsidiaries:
Banks and related subsidiaries	2,559	1,991
Nonbank companies and related subsidiaries	17,698	15,980
Long-term debt	185,771	194,103
Total liabilities	222,946	227,683
Shareholders’ equity	243,471	232,685
Total liabilities and shareholders’ equity	$466,417	$460,368

(1)	Balance includes third-party cash held of $29 million and $33 million at December 31, 2014 and 2013.

Condensed Statement of Cash Flows

(Dollars in millions)	2014	2013	2012
Operating activities
Net income	$4,833	$11,431	$4,188
Reconciliation of net income to net cash provided by (used in) operating activities:
Equity in undistributed (earnings) losses of subsidiaries	2,019	(12,042)	1,754
Other operating activities, net	2,143	(10,422)	(3,432)
Net cash provided by (used in) operating activities	8,995	(11,033)	2,510
Investing activities
Net sales (purchases) of securities	(142)	459	13
Net payments from (to) subsidiaries	(5,902)	39,336	12,973
Other investing activities, net	19	3	445
Net cash provided by (used in) investing activities	(6,025)	39,798	13,431
Financing activities
Net increase (decrease) in short-term borrowings	(55)	178	(616)
Net increase (decrease) in other advances	1,264	(14,378)	10,100
Proceeds from issuance of long-term debt	29,324	30,966	17,176
Retirement of long-term debt	(33,854)	(39,320)	(63,851)
Proceeds from issuance of preferred stock	5,957	1,008	667
Redemption of preferred stock	—	(6,461)	—
Common stock repurchased	(1,675)	(3,220)	—
Cash dividends paid	(2,306)	(1,677)	(1,909)
Other financing activities, net	—	—	(668)
Net cash used in financing activities	(1,345)	(32,904)	(39,101)
Net increase (decrease) in cash held at bank subsidiaries	1,625	(4,139)	(23,160)
Cash held at bank subsidiaries at January 1	98,679	102,818	124,991
Cash held at bank subsidiaries at December 31	$100,304	$98,679	$101,831